Annual Total Returns - Fidelity® Series International Small Cap Fund [BarChart] - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Small Cap Fund - Fidelity Series International Small Cap Fund-Default
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(10.40%)
Annual Return 2012	22.95%
Annual Return 2013	24.65%
Annual Return 2014	(1.98%)
Annual Return 2015	9.44%
Annual Return 2016	(2.40%)
Annual Return 2017	34.46%
Annual Return 2018	(13.06%)
Annual Return 2019	28.20%
Annual Return 2020	19.61%